CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	640,000,000	640,000,000
Ordinary shares, shares issued	54,595,667	16,603,070
Ordinary shares, shares outstanding	54,595,667	16,603,070
Treasury shares	94,074	0
Series A-1 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	5,473,957
Convertible redeemable preferred shares, shares issued	0	5,473,957
Convertible redeemable preferred shares, shares outstanding	0	5,473,957
Series A-2 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	2,370,414
Convertible redeemable preferred shares, shares issued	0	2,370,414
Convertible redeemable preferred shares, shares outstanding	0	2,370,414
Series B convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	7,494,537
Convertible redeemable preferred shares, shares issued	0	7,494,537
Convertible redeemable preferred shares, shares outstanding	0	7,494,537
Series C-1 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	5,597,354
Convertible redeemable preferred shares, shares issued	0	5,597,354
Convertible redeemable preferred shares, shares outstanding	0	5,597,354
Series C-2 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	1,861,121
Convertible redeemable preferred shares, shares issued	0	1,861,121
Convertible redeemable preferred shares, shares outstanding	0	1,861,121
Series C-3 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	4,452,441
Convertible redeemable preferred shares, shares issued	0	4,452,441
Convertible redeemable preferred shares, shares outstanding	0	4,452,441